Gains and losses on disposal and main changes in scope of consolidation - Orange Belgium (Details) - EUR (€) € / shares in Units, € in Millions	May 05, 2021	Apr. 08, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018	[1]
Disclosure of detailed information about business combination [line items]
Equity			€ 35,361	€ 37,200	[1]	€ 34,561	[1]	€ 33,364	€ 33,365
Equity attributable to owners of parent			32,341	34,557		31,875		30,785
Non-controlling interests			€ 3,020	€ 2,643		€ 2,687		€ 2,580
Orange Belgium [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest aimed to acquire at public offer		46.97%
Voluntary public tender offer price per share		€ 22
Proportion of ownership interest in subsidiary	76.97%
Total acquisition cost of shares acquired under program	€ 316
Equity	(316)
Equity attributable to owners of parent	(172)
Non-controlling interests	€ (144)

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)